Loans - Additional Information (Detail) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016 USD ($) Loans Portfolios	Mar. 31, 2015 Loans	Dec. 31, 2015 USD ($) Loans Portfolios	Dec. 31, 2014 Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of portfolio segments | Portfolios	3		3
Loan grading description	Commercial, multi-family and commercial real estate loans are generally reviewed periodically to determine the appropriate loan grading.		Commercial, multi-family and commercial real estate loans are generally reviewed periodically to determine the appropriate loan grading.
Troubled debt restructurings that subsequently defaulted which were restructured | Loans	0	0	0	0
Troubled debt restructurings | Loans	0	0
Total carrying amount of PCI loans | $	$ 896		$ 740
Recorded investment of PCI loans | $	$ 642		$ 701
Maximum [Member] | Consumer Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term of loan repayment	10 years		10 years